Label	Element	Value
Class B Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | General New York AMT-Free Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class B
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class B shares of each fund will be renamed "Service" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50%to an annual rate of 0.20% of the value of the fund's average daily net assets.

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As of the Effective Date, theinvestment policy of General New York AMT-Free Municipal Money Market Fund will be changed to remove the requirement that the fund invest at least 80% of its net assets in municipal obligations that provide income exempt from the federal alternative minimum tax. The fund will continue to normally invest at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.

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In addition, as of the Effective Date, the fund's Rule 12b-1 distribution plan, pursuant to which the fund reimburses BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated.

Also terminated as of the Effective Date will be the fund's sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by certain financial intermediaries at an annual rate of 0.05%of the average daily net assets attributable to Class B shares.

The fund has adopted an administrative services plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay the fund's distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	General New York AMT-Free Municipal Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Dreyfus New York Municipal Money Market Fund (formerly, General New York AMT-Free Municipal Money Market Fund)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class B Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | General New York AMT-Free Municipal Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Administrative services fees	rr_Component2OtherExpensesOverAssets	0.55%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total other expenses	rr_OtherExpensesOverAssets	0.94%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386

[1]	Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.